ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended
Jul. 31, 2013
AccumulatedOtherComprehensiveLossAbstract
ACCUMULATED OTHER COMPREHENSIVE LOSS

9.  Accumulated Other Comprehensive Loss

The following table presents the changes in the accumulated other comprehensive loss for the nine months ended July 31, 2013 and the twelve months ended October 31, 2012:

	07/31/13		10/31/12
	Defined Benefit Pension Plan	Accumulated Other Comprehensive Loss	Defined Benefit Pension Plan	Accumulated Other Comprehensive Loss
Beginning balance	$2,947,179	$2,947,179	$2,272,321	$2,272,321
Current period other comprehensive loss	0	0	674,858	674,858
Ending balance	$2,947,179	$2,947,179	$2,947,179	$2,947,179

The other comprehensive loss is reported net of tax.